SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Provision for income taxes	$ (87,057)	$ 109,968
BVI [Member]
Current income taxes
Deferred income taxes
HK [Member]
Current income taxes	(51,788)	109,968
Deferred income taxes	$ (35,269)